Business activity	12 Months Ended
Dec. 31, 2025
Business activity, current context and acquisition of Subsidiaries [Abstract]
Business activity
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Business activity

Intercorp Financial Services Inc. and Subsidiaries (henceforth "IFS", “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a Subsidiary of Intercorp Peru Ltd. (henceforth “Intercorp Peru”), holding of Intercorp Group, incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2025, Intercorp Peru holds directly and indirectly 74.38 percent of the issued capital stock of IFS, equivalent to 73.38 percent of the outstanding capital stock of IFS (72.47 percent of the issued capital stock, equivalent to 71.95 percent of the outstanding capital stock as of December 31, 2024).

IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.

As of December 31, 2025 and 2024, IFS holds 99.31 percent of the capital stock of Banco Internacional del Peru S.A.A. – Interbank (henceforth “Interbank”), 99.85 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”) and 100 percent of Procesos de Medios de Pago and its subsidiary Izipay S.A.C (henceforth and together "Izipay").

The operations of Interbank, Interseguro and Izipay are concentrated in Peru, while the operations of Inteligo and its Subsidiaries are mainly concentrated in Peru and Panama, see Note 2.

The main activities of IFS’s Subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.

The consolidated financial statements of IFS and Subsidiaries as of December 31, 2024, and for the year then ended, were approved and authorized by Management and the Board of Directors on April 25, 2025. The consolidated financial statements as of December 31, 2025, and for the year then ended, have been approved and authorized for issuance by Management and the Board of Directors on April 24, 2026.